INCOME TAXES (TAT Technologies Ltd [Member])	12 Months Ended
Dec. 31, 2011
TAT Technologies Ltd [Member]
INCOME TAXES
NOTE 16 -	INCOME TAXES

a.	Measurement of taxable income under the Income Tax (Inflationary Adjustments) Law, 1985

In accordance with the above law results for tax purposes, for the Israeli companies, are measured and reflected in real terms in accordance with the changes in the Israeli Consumer Price Index (CPI).  Under the Inflationary adjustments law (Amendment No. 20, 2008, hereafter - "the amendment"), that was enacted in the Israeli Parliament on February 26, 2008, the provisions of the Inflationary adjustments law will no longer apply to the Company and Bental  in 2008 and thereafter. The amendment specifies transitional provisions regarding the discontinuance of the provisions of the Inflationary adjustments law that have applied to the Company and Bental through the end of 2007.

b.	Tax benefits under the Law for the Encouragement of Capital Investments, 1959 ("the Law"):

Some facilities of the Israeli companies in Israel have been granted approved enterprise status under the above law.

The main tax benefits available are:

In respect of income derived from the approved enterprise, the Israeli companies were entitled to reduced tax rates during a period of up to seven years from the year in which such enterprise first earn taxable income (limited to twelve years from commencement of production or fourteen years from the date of approval, whichever is earlier).

Income derived from the approved enterprise is tax exempt during the first two years of the seven year tax benefit period as above, and is subject to a reduced tax rate not exceeding 25% during the remaining years of benefits.

b.

In the event of distribution of a cash dividend from income which was tax exempt as above, the Company and Bental would have to pay the 25% tax in respect of the amount distributed. Company has policy not to distribute cash dividends from such exempt income. As of December 31, 2011, the Company had accumulated a total amount of $6,256 of exempt income.

Conditions for the entitlement of benefits

The above mentioned benefits were subject to the fulfillment of the terms specified in the Law, the related regulations and the approval plans as specified above. Failure to fulfill these terms might result the cancellation of the tax benefits (all or some), in which case the Israeli companies will be required to repay all benefits including interest and fines. Management estimates that the Israeli companies comply with all terms as mentioned above.

Preferred Enterprises

Additional amendments to the Approved Enterprise Law became effective in January 2011 (the "2011 Amendment"). Under the 2011 Amendment, income derived by 'Preferred Companies' from 'Preferred Enterprises' (both as defined in the 2011 Amendment) would be subject to a uniform rate of corporate tax as opposed to the current incentives that are limited to income from Approved or Benefiting Enterprises during their benefits period. According to the 2011 Amendment, the uniform tax rate on such income, referred to as 'Preferred Income', would be 10% in areas in Israel that are designated as Development Zone A and 15% elsewhere in Israel during 2011-2012, 7% and 12.5%, respectively, in 2013-2014, and 6% and 12%, respectively, thereafter. Income derived by a Preferred Company from a 'Special Preferred Enterprise' (as defined in the Approved Enterprise) would enjoy further reduced tax rates for a period of ten years of 5% in Zone A and 8% elsewhere. As with dividends distributed from taxable income derived from an Approved Enterprise or Benefiting Enterprise during the applicable benefits period, dividends distributed from Preferred Income would be subject to a 15% tax (or lower, if so provided under an applicable tax treaty), which would generally be withheld by the distributing company. While the Company may incur additional tax liability in the event of distribution of dividends from tax exempt income generated from its Approved and Benefiting Enterprises, no additional tax liability will be incurred by the Company in the event of distribution of dividends from income taxed in accordance with the 2011 Amendment.

Under the transitional provisions of the 2011 Amendment, the Company and Bental elected to irrevocably implement the 2011 Amendment and be regarded as a "preferred enterprise" with respect to its existing Approved and Benefiting Enterprises while waiving benefits provided under the legislation prior to the 2011 Amendment.

c.	Reduction of Israeli corporate tax rate

The statutory rate of the Israeli corporate tax is as follows: 2011- 24%, 2010- 25%, 2009- 26%. In July 2009, the "Knesset" (Israeli Parliament) passed the Law for Economic Efficiency (Amended Legislation for Implementing the Economic Plan for 2009 and 2010), 2009, which prescribes, among others, an additional gradual reduction in the rates of the Israeli corporate tax and real capital gains tax starting 2011 to the following tax rates: 2012 - 23%, 2013 - 22%, 2014 - 21%, 2015 - 20%, 2016 and thereafter - 18%.

On December 6, 2011, the Knesset (Israel's Parliament) passed a law for changing the tax burden (Legislative Amendments), which cancels, among others, the gradual reduction in the corporate tax rates in Israel. In addition, the corporate tax in Israel will be increased to 25% starting in 2012. The effect of the abovementioned change on the financial statements is immaterial.

d.	U.S. subsidiaries

U.S. subsidiaries are taxed based on federal and state tax laws. The effective tax rate for 2011, 2010, and 2009 was 38%.

e.	Tax assessments

TAT's income tax assessments are considered final through 2007.

Bental income tax assessments are considered final through 2008.

Limco-piedmont income tax assessments are considered final through 2007.

TAT-GAL which was incorporated in 2008 has not received final tax assessment yet.

The Company and its parent company file a consolidated tax report for the Israeli tax authorities. Accordingly, each one the companies are entitled to use its tax losses (resulted from the first year of consolidated tax report) against taxable income of the other company and subject to certain limitations.

f.	Income tax reconciliation:

A reconciliation of the theoretical tax expense assuming all income is taxed at the statutory rate to income taxes as reported in the statements of income:

	Year ended December 31,
	2011	2010	2009
Income (loss) before income taxes as reported in the statements of income	$(1,970)	$(6,906)	$1,367

Statutory tax rate in Israel	24%	25%	26%

Theoretical tax expenses (income)	$(473)	$(1,726)	$355
Increase (decrease) in income taxes resulting from:
Tax adjustment for foreign subsidiaries subject to a different tax rate	(28)	(1,118)	402
Reduced tax rate on income derived from "Approved Enterprises" plans	177	-	(20)
Exempt income	(10)	-	-
Utilization of disallowed capital losses carryforward	(36)	-	-
Deferred taxes on impairment of share in affiliated company	-	(1,332)	-
Tax in respect of prior years	(80)	(50)	*(1,609)
Non-deductible expenses	134	73	107
Income taxes as reported in the statements of income (loss)	$(316)	$(4,153)	$(765)

*
Income taxes benefit relating to prior years is a result of an approved enterprise certificate granted to Bental by the Israeli tax authorities in 2009. At the time only when receiving such approval was Bental able to recognize certain tax benefit relating to 2008.

g.	Income (loss) before income taxes is comprised as follows:

	Year ended December 31,
	2011	2010	2009

Domestic (Israel)	$1,062	$2,842	$4,222
Foreign (United States)	(3,032)	(9,748)	(2,855)

	$(1,970)	$(6,906)	$1,367

h.	Income taxes (benefit) included in the statements of income:

	Year ended December 31,
	2011	2010	2009
Current:
Domestic (Israel)	$371	$570	$1,163
Foreign (United States)	213	(611)	(1,188)

	584	(41)	(25)
Deferred:
Domestic (Israel)	218	46	(51)
Foreign (United States)	(1,038)	(4,108)	920

	(820)	(4,062)	869
Previous years:
Domestic (Israel)	(126)	(50)	*(1,609)
Foreign (United States)	46	-	-
	(80)	(50)	(1,609)

	$(316)	$(4,153)	$(765)

*
Income taxes benefit relating to prior years is a result of an approved enterprise certificate granted to Bental by the Israeli tax authorities in 2009. At the time only when receiving such approval was Bental able to recognize certain tax benefit relating to 2008.

i.	Deferred income taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of TAT's deferred tax liabilities and assets are as follows:

	December 31,
	2011	2010
Deferred tax assets (liabilities):
Allowance for doubtful accounts	$73	$1,001
Unrealized gains	138	192
Provisions for employee benefits	227	394
Inventory	1,939	1,318
Other temporary differences	187	631
Deferred tax assets - short-term- other accounts receivables	$2,564	$3,536

Goodwill and intangible assets	$1,273	$946
Property, plant and equipment	762	-
Provisions for employee benefits and other temporary differences	52	89
Other	124	-
Net operating losses Carryforward	1,458	-
Deferred tax assets - Long-term	$3,669	$1,035

Other temporary differences Deferred tax Liabilities - Short-term- other accounts payable	$(179)	$-

Property, plant and equipment and intangible assets	(1,388)	(868)
Other	(25)	-
Deferred tax Liabilities - Long-term	$(1,413)	$(868)

As of December 31, 2011, TAT did not provide a valuation allowance in respect of deferred tax assets, since management currently believes that it is more likely than not that the deferred tax asset will be realized in the future. For certain capital losses, incurred by the U.S. subsidiaries, the Company provide valuation allowance as it cannot predict its future realization.

TAT does not intend to distribute earnings of a foreign subsidiary aggregating  up to $11,600 (tax earnings and profits) as of December 31, 2011, and accordingly, no deferred tax liability has been established relative to these earnings. If such profits and earnings are distributed by cash dividend, it would be taxed at tax rate applicable to such distribution (25%) and an income tax liability of up to approximately $2,900 would be incurred as of December 31, 2011.

TAT does not intend to distribute tax-exempt earnings deriving from Approved Enterprise aggregating approximately $6,800 as of December 31, 2011, and accordingly, no deferred tax liability has been established related to these earnings. See also Note 16(b). If such tax-exempt income is distributed by cash dividend (including a liquidation dividend), it would be taxed at the reduced corporate tax rate applicable to such profits (25%) and an income tax liability of up to approximately $1,700 would be incurred as of December 31, 2011.

j.	A reconciliation of the beginning and ending amount of unrecognized provision is as follows:

Amount

Balance at January 1, 2009	$-
Additions for tax positions of prior years	-
Settlements with tax authorities	-
Balance at December 31, 2009	-
Additions for tax positions of prior years	84
Settlements with tax authorities	-
Balance at December 31, 2010	$84
Additions for tax positions of prior years	-
Settlements with tax authorities	-
Exchange rate differences	2
Balance at December 31, 2011	$86

Unrecognized tax benefits, mainly of a long-term nature, at December 31, 2011, 2010 and 2009 amounted to $2, $84 and $0, respectively. All of the above amounts of unrecognized tax benefits would affect the effective tax rate if recognized. The Group does not expect unrecognized tax benefits to change significantly over the next 12 months.